Series A Preferred Stock and Common Stock Purchase Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Preferred Stock And Common Stock Purchase Warrants [Abstract]
Series A Preferred Stock and Common Stock Purchase Warrants

12. Series A Preferred Stock and Common Stock Purchase Warrants

(a)	Series A Preferred Stock Terms

On May 20, 2021, we entered into a Securities Purchase Agreement (the “SPA”) with 3i, LP, a Delaware limited partnership (“3i”) for the purchase and sale of 20,000 shares of our Series A Convertible Preferred Stock (the “Preferred Shares”) for $1,000 per share for an aggregate purchase price of $20 million (the “PIPE Investment”) with accompanying common stock purchase warrants (the “3i Warrants”). On December 8, 2021, the Board adopted resolutions to create a series of twenty thousand (20,000) shares of preferred stock, par value $0.0001, designated as “Series A Convertible Preferred Stock.” On December 14, 2021, we filed a Certificate of Designations (the “COD”) setting forth the rights, preferences, privileges and restrictions for 20,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”). On December 20, 2021, we issued 20,000 shares of Preferred Stock at $1,000 per share and a common stock purchase warrant to purchase 2,018,958 shares of common stock at an initial exercise price of $9.9061 to 3i, LP for an aggregate purchase price of $20 million.

Except to the extent that the holders of at least a majority of the outstanding Series A Preferred Stock (the “Required Holders”) expressly consent to the creation of Parity Stock (as defined below) or Senior Preferred Stock (as defined below), all shares of capital stock are junior in rank to all Series A Preferred Stock with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company (such junior stock is referred to herein collectively as “Junior Stock”). The rights of all such shares of capital stock of the Company will be subject to the rights, powers, preferences and privileges of the Series A Preferred Stock. Without limiting any other provision of this COD, without the prior express consent of the Required Holders, voting separate as a single class, the Company will not hereafter authorize or issue any additional or other shares of capital stock that is (i) of senior rank to the Series A Preferred Stock in respect of the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company (collectively, the “Senior Preferred Stock”), (ii) of pari passu rank to the Series A Preferred Stock in respect of the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company (collectively, the “Parity Stock”) or (iii) any Junior Stock having a maturity date or any other date requiring redemption or repayment of such shares of Junior Stock that is prior to the first anniversary of the December 20, 2021. In the event of the merger or consolidation of the Company with or into another corporation, the Series A Preferred Stock will maintain their relative rights, powers, designations, privileges and preferences provided for herein and no such merger or consolidation will result inconsistent therewith.

The Series A Preferred Stock has a liquidation preference equal to an amount per Series A Preferred Stock equal to the sum of (i) the Black Scholes Value (as defined in the Warrants, which was sold concurrent with the Series A Preferred Stock) with respect to the outstanding portion of all Warrants held by such holder (without regard to any limitations on the exercise thereof) as of the date of such event and (ii) the greater of (A) 125% of the Conversion Amount of such Series A Preferred Stock on the date of such payment and (B) the amount per share such holder would receive if such holder converted such Series A Preferred Stock into common stock immediately prior to the date of such payment, and will be entitled to convert into shares of common stock at an initial fixed conversion price of $9.9061 per share, subject to a beneficial ownership limitation of 4.99% which can be adjusted to a beneficial ownership limitation of 9.99% upon sixty-one (61) days’ prior written notice.

Under the terms of the COD, the initial fixed conversion price of the Series A Preferred Stock is $9.9061, subject to adjustment. In the event that (i) the average of the VWAP of the Company’s shares for each of the five (5) trading days immediately preceding the date of delivery is less than the fixed conversion price of $9.9061 (a “Price Failure”), or (ii) the sum of (x) the aggregate daily dollar trading volume (as reported on Bloomberg) of our common stock on Nasdaq during the ten (10) trading day period ending on the trading day immediately preceding such date of determination, divided by (y) ten (10), is less than $1,500,000 (a (“Volume Maximum Failure”), each share of Series A Preferred Stock is entitled to convert at a price equal to 90% of the sum of the two (2) lowest VWAPs during the ten (10) trading day period immediately preceding the date of delivery divided by two (2) (the “90% Conversion Price”), but not less than the Floor Price (as defined in the COD), or, at the time of such Price Failure or Volume Maximum Failure, the sum of the average daily U.S. Dollar volume for our common stock during the ten (10) days previous to conversion divided by ten (10) is less than $2 million then each share of Series A Preferred Stock is entitled to convert at the lower of the fixed conversion price or a price equal to 80% of the sum of the two (2) lowest VWAPs during the ten (10) trading day period immediately preceding delivery divided by two (2) (the “80% Conversion Price”), but not less than the Floor Price (such 80% Conversion Price or 90% Conversion Price, as the case may be, the “Alternate Conversion Price”). In addition, the COD provides for an adjustment to the conversion price and exercise of the Warrant in the event of a “new issuance” of our common stock, or common stock equivalents, at a price less than the applicable conversion price of the Series A Preferred Stock or exercise price of the Warrant. The adjustment is a “full ratchet” adjustment in the conversion price of the Series A Preferred Stock equal to the lower of the new issuance price or the then existing conversion price of the Series A Preferred Stock with few exceptions. Furthermore, if we fail to maintain an adequate number of authorized and unissued shares of our common stock in reserve and we are unable to deliver shares or our common stock upon conversion of the Preferred Stock, we may be required to redeem the shares we were unable to deliver at a price equal to the highest closing price of our common stock during the time between the failure to deliver shares of our common stock and the redemption date.

If certain defined “triggering events” defined in the COD occur, such as a breach of the Registration Rights Agreement (specifically the Company’s Form S-1 as filed on SEC Edgar on September 13, 2021 and subsequently amended), suspension of trading, or our failure to convert the Series A Preferred Stock into common stock when a conversion right is exercised, failure to issue our common stock when the Warrant is exercised, failure to declare and pay to any holder any dividend on any dividend date, or upon a “bankruptcy triggering event” (as defined in the COD), then we may be required to redeem the Series A Preferred Stock for cash in the amount of up to a minimum of 125% of their Conversion Amount (as defined in the COD). In addition, if thirty (30) days after our common stock commences trading on the Nasdaq Stock Market the sum of the average daily dollar volume for the ten (10) days previous to conversion divided by ten (10) is less than $2.5 million, then the Series A Preferred Stock will be entitled to a one-time dividend equal to an 8% increase in the stated value of the Series A Preferred Stock, or an $80 dollar increase per share in stated value, resulting in a stated value of $1,080 (one thousand and eighty dollars) per Series A Preferred Stock. Additionally, if any of the triggering events are not addressed on a timely basis, we could be liable to pay and 18% per annum dividend. On April 29, 2022, the Company experienced a triggering event as defined in the COD.

In the event that the Company experiences a “Change of Control” (as defined in the COD), the Company may also be required to redeem the Preferred Shares for cash at a minimum of 125% of their Conversion Amount.

Holders of Series A Preferred Stock will have no voting rights, except as required by law and as expressly provided in the COD.

(b) 3i Warrant Terms

Concurrently with the issuance of our Preferred Stock, the Company issued warrants to purchase 2,018,958 shares of the Company’s common stock at an exercise price of $9.9061 per share, subject to adjustments (“3i Warrants”). The material terms of the 3i Warrants are as follows:

(i)	The warrants have and term of three years and expire on December 20, 2024;

(ii)	The exercise of the warrants are subject to a beneficial ownership limitation of 4.99% which can be adjusted to a beneficial ownership limitation of 9.99% upon sixty-one (61) days’ prior written notice;

(iii)	The exercise price and the number of 3i Warrant shares issuable upon the exercise of the 3i Warrants are subject to adjustment, as follows:

o	In the event of a stock dividend, stock split or stock combination recapitalization or other similar transaction involving the Company’s common stock the exercise price will be multiplied by a fraction of which the numerator shall be the number of shares of Common Stock outstanding immediately before such event and of which the denominator shall be the number of shares of Common Stock outstanding immediately after such event;

o	If the Company sells or issues any shares of common stock, options, or convertible securities at an exercise price less than a price equal to the Warrant exercise price in effect immediately prior to such sale (a “Dilutive Issuance”), then immediately after such Dilutive Issuance, the exercise price then in effect shall be reduced to an amount equal to the new issuance price;

o	Simultaneously with any adjustment to the exercise price, the number of 3i Warrant shares that may be purchased upon exercise of the 3i Warrant shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable hereunder for the adjusted number of 3i Warrant shares shall be the same as the aggregate exercise price in effect immediately prior to such adjustment (without regard to any limitations on exercise) and;

o	Voluntary adjustment for the Company to any amount and for any period deemed appropriate by the board of directors of the Company.

(iv)	In the event of either the Company consolidating or merging with or into another entity (the “Fundamental Transaction”), the sale or assignment of substantially all of the Company’s subsidiaries, or a Triggering Event (as defined in the COD), the holder is entitled to require the Company to pay the holder an amount in cash equal to the Black-Scholes value of the 3i Warrants on or prior to the later of the second trading after the date of request for payment and the date of consummation of the Fundamental Transaction; or at any time after the occurrence of the Triggering Event.

(c) Accounting

i.	Series A Convertible Preferred Stock

The Company evaluated the Series A Convertible Preferred Stock under ASC 480-10 to determine whether it represents an obligation that would require the Company to classify the instrument as a liability and determined that the Series A Convertible Preferred Stock is not a liability pursuant to ASC 480-10. Management then evaluated the instrument pursuant to ASC 815 and determined that because the holders of the Series A Convertible Preferred Stock may be entitled to receive cash, the Series A Convertible Preferred stock should be recorded as mezzanine equity given the cash redemption right that is within the holder’s control.

Generally, preferred stock that are currently redeemable should be adjusted to their redemption amount at each balance sheet date. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company recognizes changes in redemption value when redemption becomes probable to occur.

ii.	3i Warrants

The 3i Warrants were identified as a freestanding financial instrument and are within the scope of ASC 480-10. Liability-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are recognized through earnings for as long as the contracts continue to be classified as a liability. The measurement of fair value is determined utilizing an appropriate valuation model considering all relevant assumptions current at the date of issuance and at each reporting period (i.e., share price, exercise price, term, volatility, risk-free rate and expected dividend rate).

Management further evaluated the financial instrument and all identified features pursuant to ASC 815 and concluded the Warrants would be classified as a liability and subsequently measured at fair value in future reporting periods. Accordingly, a residual fair value method has been applied with respect to the allocation of proceeds between the Preferred Stock and the Warrants.

Between January 1, 2022, and March 31, 2022, a total of 1,973 Series A Preferred shares were converted into 746,276 shares of our common stock, thereby reducing outstanding Series A Preferred shares at March 31, 2022 to 17,827. The fair value of the derivative liability associated with the Series A Preferred Stock converted during the three month period ended March 31, 2022, as determined by Monte Carlo simulations, was $452. Because the latest three conversions in March 2022 were completed at less than the agreed floor price, we recorded a floor price liability of $134 within accrued liabilities and recognized a $134 reduction of additional paid in capital. Additionally, because the Company’s average daily dollar volume of stock trading was less than $2.5 million during a ten-day period in January 2022, the Company has recorded a one-time deemed dividend of 8% in the amount of $1,572 on preferred stock converted between February 1, 2022 and March 31, 2022 and the balance of preferred stock outstanding as at March 31, 2022 as an increase to the value of the convertible preferred stock and a reduction of additional paid in capital.

The following inputs were used for the Series A Preferred Stock conversions recorded in the three month period ended March 31, 2022 and the fair value of the Series A Preferred Derivative liability determined at March 31, 2022 and December 31, 2021:

	January 1, 2022 – March 31, 2022	December 31, 2021
Initial exercise price	$9.90	$9.91
Stock price on valuation date	$1.93 - $10.75	$10.37
Risk-free rate	1.03% - 2.40%	0.96%
Time to exercise (years)	2.72 – 2.96	2.97
Equity volatility	70%- 90%	70%
Probability of volume failure	93% - 99%	92%
Rounded 10 day average daily volume (in 1,000’s)	332 - 873	908

On March 31, 2022, the Company utilized the reset strike options Type 2 model by Espen Garder Haug and Black-Scholes Merton models to estimate the fair value of the Warrants to be approximately $2,265. On December 31, 2021, the Company utilized Monte Carlo simulations models to estimate the fair value of the Warrants to be approximately $11,273. The Warrants were valued at March 31, 2022, and December 31, 2021, using the following inputs:

	March 31, 2022	December 31, 2021
Initial exercise price	$9.91	$9.91
Stock price on valuation date	$2.04	$10.50
Risk-free rate	2.40%	0.91%
Expected life of the Warrant to convert (years)	2.73	3.0
Rounded annual volatility	110%	73%
Timing of liquidity event	Q4 2022 – Q1 2023	Q3 2022 – Q2 2023
Expected probability of event	90%	90%

The accounting for the Series A Convertible Preferred Stock and Warrants is illustrated in the table below:

	Consolidated Balance Sheets					Consolidated Statement of Operations & Comprehensive Loss
	Warrant liability	Series A Preferred Derivative Liability	Series A Convertible Preferred Stock – Mezzanine Equity	Common Stock	Additional paid-in capital	Finance Costs	Fair value adjustment to derivative and warrant liabilities

Subscription proceeds received on December 20, 2021	$11,273	$7,409	$1,318	$—	$—	$—	$—
Costs allocated	(877)	—	(679)	—		—	—
Costs expensed	877	—	—	—	—	877	—
December 21, 2021 conversion of 200 Series A Preferred Stock	—	(74)	(7)	2	80	—	—
Fair value adjustment at December 31, 2021	—	(154)	—	—	—	—	(154)
Balances at December 31, 2021	$11,273	$7,181	$632	$2	$80	$877	$(154)

	Consolidated Balance Sheets						Consolidated Statement of Operations & Comprehensive Loss
	Warrant liability	Series A Preferred Derivative Liability	Series A Convertible Preferred Stock – Mezzanine Equity	Common Stock	Additional paid-in capital	Accrued Liabilities	Fair value adjustment to derivative and warrant liabilities

Balances at December 31, 2021	$11,273	$7,181	$632	$2	$80	$—	$—
Conversion of 1,973 Series A Preferred Stock, net	—	(452)	(62)	75	306	134	—
8% deemed dividend on Preferred Stock	—	—	1,572	—	(1,572)	—	—
Fair value adjustment at March 31, 2022	(9,008)	(3,558)	—	—	—	—	12,566
	$2,265	$3,171	$2,142	$77	$(1,186)	$134	$12,566

16. Series A Preferred Stock and Common Stock Purchase Warrants

(a)	Series A Preferred Stock Terms

On May 20, 2021, we entered into a Securities Purchase Agreement (the “SPA”) with 3i, LP, a Delaware limited partnership (“3i”) for the purchase and sale of 20,000 shares of our Series A Convertible Preferred Stock (the “Preferred Shares”) for $1,000 per share for an aggregate purchase price of $20 million (the “PIPE Investment”) with accompanying common stock purchase warrants (the “3i Warrants”). On December 8, 2021, the Board adopted resolutions to create a series of twenty thousand (20,000) shares of preferred stock, par value $0.0001, designated as “Series A Convertible Preferred Stock.” On December 14, 2021, we filed a Certificate of Designations (the “COD”) setting forth the rights, preferences, privileges and restrictions for 20,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”). On December 20, 2021, we issued 20,000 shares of Preferred Stock at $1,000 per share and a common stock purchase warrant to purchase 2,018,958 shares of common stock at an initial exercise price of $9.9061 to 3i, LP for an aggregate purchase price of $20 million.

Except to the extent that the holders of at least a majority of the outstanding Series A Preferred Stock (the “Required Holders”) expressly consent to the creation of Parity Stock (as defined below) or Senior Preferred Stock (as defined below), all shares of capital stock are junior in rank to all Series A Preferred Stock with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company (such junior stock is referred to herein collectively as “Junior Stock”). The rights of all such shares of capital stock of the Company will be subject to the rights, powers, preferences and privileges of the Series A Preferred Stock. Without limiting any other provision of this COD, without the prior express consent of the Required Holders, voting separate as a single class, the Company will not hereafter authorize or issue any additional or other shares of capital stock that is (i) of senior rank to the Series A Preferred Stock in respect of the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company (collectively, the “Senior Preferred Stock”), (ii) of pari passu rank to the Series A Preferred Stock in respect of the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company (collectively, the “Parity Stock”) or (iii) any Junior Stock having a maturity date or any other date requiring redemption or repayment of such shares of Junior Stock that is prior to the first anniversary of the December 20, 2021. In the event of the merger or consolidation of the Company with or into another corporation, the Series A Preferred Stock will maintain their relative rights, powers, designations, privileges and preferences provided for herein and no such merger or consolidation will result inconsistent therewith.

The Series A Preferred Stock has a liquidation preference equal to an amount per Series A Preferred Stock equal to the sum of (i) the Black Scholes Value (as defined in the Warrants, which was sold concurrent with the Series A Preferred Stock) with respect to the outstanding portion of all Warrants held by such holder (without regard to any limitations on the exercise thereof) as of the date of such event and (ii) the greater of (A) 125% of the Conversion Amount of such Series A Preferred Stock on the date of such payment and (B) the amount per share such holder would receive if such holder converted such Series A Preferred Stock into common stock immediately prior to the date of such payment, and will be entitled to convert into shares of common stock at an initial fixed conversion price of $9.9061 per share, subject to a beneficial ownership limitation of 4.99% which can be adjusted to a beneficial ownership limitation of 9.99% upon sixty-one (61) days’ prior written notice.

Under the terms of the COD, the initial fixed conversion price of the Series A Preferred Stock is $9.9061, subject to adjustment. In the event that (i) the average of the VWAP of the Company’s shares for each of the five (5) trading days immediately preceding the date of delivery is less than the fixed conversion price of $9.9061 (a “Price Failure”), or (ii) the sum of (x) the aggregate daily dollar trading volume (as reported on Bloomberg) of our common stock on Nasdaq during the ten (10) trading day period ending on the trading day immediately preceding such date of determination, divided by (y) ten (10), is less than $1,500,000 (a (“Volume Maximum Failure”), each share of Series A Preferred Stock is entitled to convert at a price equal to 90% of the sum of the two (2) lowest VWAPs during the ten (10) trading day period immediately preceding the date of delivery divided by two (2) (the “90% Conversion Price”), but not less than the Floor Price (as defined in the COD), or, at the time of such Price Failure or Volume Maximum Failure, the sum of the average daily U.S. Dollar volume for our common stock during the ten (10) days previous to conversion divided by ten (10) is less than $2 million then each share of Series A Preferred Stock is entitled to convert at the lower of the fixed conversion price or a price equal to 80% of the sum of the two (2) lowest VWAPs during the ten (10) trading day period immediately preceding delivery divided by two (2) (the “80% Conversion Price”), but not less than the Floor Price (such 80% Conversion Price or 90% Conversion Price, as the case may be, the “Alternate Conversion Price”). In addition, the COD provides for an adjustment to the conversion price and exercise of the Warrant in the event of a “new issuance” of our common stock, or common stock equivalents, at a price less than the applicable conversion price of the Series A Preferred Stock or exercise price of the Warrant. The adjustment is a “full ratchet” adjustment in the conversion price of the Series A Preferred Stock equal to the lower of the new issuance price or the then existing conversion price of the Series A Preferred Stock with few exceptions. Furthermore, if we fail to maintain an adequate number of authorized and unissued shares of our common stock in reserve and we are unable to deliver shares or our common stock upon conversion of the Preferred Stock, we may be required to redeem the shares we were unable to deliver at a price equal to the highest closing price of our common stock during the time between the failure to deliver shares of our common stock and the redemption date.

If certain defined “triggering events” defined in the COD occur, such as a breach of the Registration Rights Agreement (specifically the Company’s Form S-1 as filed on SEC Edgar on September 13, 2021 and subsequently amended), suspension of trading, or our failure to convert the Series A Preferred Stock into common stock when a conversion right is exercised, failure to issue our common stock when the Warrant is exercised, failure to declare and pay to any holder any dividend on any dividend date, or upon a “bankruptcy triggering event” (as defined in the COD), then we may be required to redeem the Series A Preferred Stock for cash in the amount of up to a minimum of 125% of their Conversion Amount (as defined in the COD). In addition, if thirty (30) days after our common stock commences trading on the Nasdaq Stock Market the sum of the average daily dollar volume for the ten (10) days previous to conversion divided by ten (10) is less than $2.5 million, then the Series A Preferred Stock will be entitled to a one-time dividend equal to an 8% increase in the stated value of the Series A Preferred Stock, or an $80 dollar increase per share in stated value, resulting in a stated value of $1,080 (one thousand and eighty dollars) per Series A Preferred Stock. Additionally, if any of the triggering events are not addressed on a timely basis, we could be liable to pay and 18% per annum dividend. On April 29, 2022, the Company experienced a triggering event as defined in the COD. See Note 27(e), Subsequent Events.

In the event that the Company experiences a “Change of Control” (as defined in the COD), the Company may also be required to redeem the Preferred Shares for cash at a minimum of 125% of their Conversion Amount.

Holders of Series A Preferred Stock will have no voting rights, except as required by law and as expressly provided in the COD.

On December 21, 2021, 3i exercised its option to convert 200 shares of Series A Preferred Stock for 20,190 shares of our common stock. As of December 31, 2021, we had 19,800 shares of Series A Preferred Stock issued and outstanding.

(b) 3i Warrant Terms

Concurrently with the issuance of our Preferred Stock, the Company issued warrants to purchase 2,018,958 shares of the Company’s common stock at an exercise price of $9.9061 per share, subject to adjustments (“3i Warrants”). The material terms of the 3i Warrants are as follows:

(i)	The warrants have and term of three years and expire on December 20, 2024;

(ii)	The exercise of the warrants are subject to a beneficial ownership limitation of 4.99% which can be adjusted to a beneficial ownership limitation of 9.99% upon sixty-one (61) days’ prior written notice;

(iii)	The exercise price and the number of 3i Warrant shares issuable upon the exercise of the 3i Warrants are subject to adjustment, as follows:

o	In the event of a stock dividend, stock split or stock combination recapitalization or other similar transaction involving the Company’s common stock the exercise price will be multiplied by a fraction of which the numerator shall be the number of shares of Common Stock outstanding immediately before such event and of which the denominator shall be the number of shares of Common Stock outstanding immediately after such event;

o	If the Company sells or issues any shares of common stock, options, or convertible securities at an exercise price less than a price equal to the Warrant exercise price in effect immediately prior to such sale (a “Dilutive Issuance”), then immediately after such Dilutive Issuance, the exercise price then in effect shall be reduced to an amount equal to the new issuance price;

o	Simultaneously with any adjustment to the exercise price, the number of 3i Warrant shares that may be purchased upon exercise of the 3i Warrant shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable hereunder for the adjusted number of 3i Warrant shares shall be the same as the aggregate exercise price in effect immediately prior to such adjustment (without regard to any limitations on exercise) and;

o	Voluntary adjustment for the Company to any amount and for any period deemed appropriate by the board of directors of the Company.

(iv)	In the event of either the Company consolidating or merging with or into another entity (the “Fundamental Transaction”), the sale or assignment of substantially all of the Company’s subsidiaries, or a Triggering Event (as defined in the COD), the holder is entitled to require the Company to pay the holder an amount in cash equal to the Black-Scholes value of the 3i Warrants on or prior to the later of the second trading after the date of request for payment and the date of consummation of the Fundamental Transaction; or at any time after the occurrence of the Triggering Event.

(c) Accounting

i.	Series A Convertible Preferred Stock

The Company evaluated the Series A Convertible Preferred Stock under ASC 480-10 to determine whether it represents an obligation that would require the Company to classify the instrument as a liability and determined that the Series A Convertible Preferred Stock is not a liability pursuant to ASC 480-10. Management then evaluated the instrument pursuant to ASC 815 and determined that because the holders of the Series A Convertible Preferred Stock may be entitled to receive cash, the Series A Convertible Preferred stock should be recorded as mezzanine equity given the cash redemption right that is within the holder’s control.

Generally, preferred stock that are currently redeemable should be adjusted to their redemption amount at each balance sheet date. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company recognizes changes in redemption value when redemption becomes probable to occur.

ii.	3i Warrants

The 3i Warrants were identified as a freestanding financial instrument and are within the scope of ASC 480-10. Liability-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are recognized through earnings for as long as the contracts continue to be classified as a liability. The measurement of fair value is determined utilizing an appropriate valuation model taking into account all relevant assumptions current at the date of issuance and at each reporting period (i.e., share price, exercise price, term, volatility, risk-free rate and expected dividend rate.

On December 21, 2021, when 3i exercised its option to convert 200 shares of Series A Preferred Stock for 20,190 shares of our common stock, the Company determined the fair value was unchanged from the December 20, 2021 fair value, and accordingly reclassified $74 from the Series A Preferred Stock Conversion feature to additional paid-in capital. As of December 31, 2021, the Company recognized a fair value remeasurement adjustment of the carrying amount resulting in a $154 decrease in fair value of the derivative liability and a corresponding change in fair value of derivative liability.

Management further evaluated the financial instrument and all identified features pursuant to ASC 815 and concluded the Warrants would be classified as a liability and subsequently measured at fair value in future reporting periods. Accordingly, a residual fair value method has been applied with respect to the allocation of proceeds between the Preferred Stock and the Warrants.

On the issuance date, the Company utilized a Monte Carlo simulation model to estimate the fair value of the Warrants to be approximately $11.3 million, using the following inputs:

December 20, 2021
Initial exercise price	$9.91
Stock price on valuation date	$10.50
Risk-free rate	0.91%
Expected life of the Warrant to convert (years)	3
Rounded annual volatility	73.0%
Timing of liquidity event	Q3 2022 – Q2 2023
Expected probability of event	90%
Probability of dilutive financing (Down-round)	8.0%

Given the relative short time between the issuance date (i.e., December 20, 2021) and the Company’s year-end reporting period (i.e., December 31, 2021), the Company believes there is no material change in the estimated fair value of the Warrants.

The accounting for the Series A Convertible Preferred Stock and Warrants is illustrated in the table below:

	Warrant liability	Series A Preferred Derivative Liability*	Series A Convertible Preferred Stock – Mezzanine Equity	Common Stock	Additional paid-in capital	Finance Costs	Statement of Operations & Comprehensive Loss – Loss (gain) on change in fair value

Subscription proceeds received on December 20, 2021	$11,273	$7,409	$1,318	$—	$—	$—	$—
Costs allocated	(877)	—	(679)	—		—	—
Costs expensed	877	—	—	—	—	877	—
December 21, 2021 conversion of 200 Series A Preferred Stock	—	(74)	(7)	2	80	—	—
Fair value adjustment at December 31, 2021	—	(154)	—	—	—	—	(154)
Balances at December 31, 2021	$11,273	$7,181	$632	$2	$80	$877	$(154)

*	Valuation of the Series A Preferred Derivative Liability is discussed in Note 17(a).